Schedule of Investments
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.81%
Brazil–0.24%
StoneCo Ltd., Class A(a)	392,159	$3,737,275
China–5.42%
JD.com, Inc., ADR	1,400,058	70,422,918
Meituan, B Shares(a)(b)	516,800	10,831,653
Tencent Holdings Ltd.	124,700	4,211,368
		85,465,939
Denmark–3.02%
Novo Nordisk A/S, Class B	477,904	47,634,603
France–12.87%
Airbus SE	670,249	57,904,338
Dassault Systemes SE	185,527	6,377,248
EssilorLuxottica S.A.	37,286	5,052,088
Kering S.A.	100,723	44,541,597
LVMH Moet Hennessy Louis Vuitton SE	151,297	88,937,679
		202,812,950
Germany–1.37%
SAP SE	262,035	21,600,804
India–6.06%
DLF Ltd.	13,483,126	58,561,475
ICICI Bank Ltd., ADR	1,760,642	36,920,663
		95,482,138
Italy–0.50%
Brunello Cucinelli S.p.A.	160,861	7,830,980
Japan–8.49%
FANUC Corp.	27,100	3,748,957
Keyence Corp.	136,544	45,333,013
Murata Manufacturing Co. Ltd.	901,000	41,387,371
Nidec Corp.(c)	262,200	14,770,258
Omron Corp.	154,900	7,059,981
TDK Corp.	704,800	21,387,940
		133,687,520
Netherlands–0.89%
ASML Holding N.V.	33,809	14,023,679
Spain–0.31%
Amadeus IT Group S.A.(a)	104,306	4,828,216
Sweden–3.54%
Assa Abloy AB, Class B	1,331,970	24,891,050
Atlas Copco AB, Class A	3,328,216	30,819,915
		55,710,965
Switzerland–0.78%
Lonza Group AG	25,381	12,343,006
United Kingdom–0.36%
Farfetch Ltd., Class A(a)	764,111	5,692,627
United States–54.96%
Adobe, Inc.(a)	155,835	42,885,792
Shares		Value
United States–(continued)
Agilent Technologies, Inc.	225,177	$27,370,264
Alphabet, Inc., Class A(a)	1,893,720	181,134,318
Amazon.com, Inc.(a)	152,681	17,252,953
Analog Devices, Inc.	546,084	76,091,345
Avantor, Inc.(a)	857,618	16,809,313
Boston Scientific Corp.(a)	115,568	4,475,949
Charles River Laboratories International, Inc.(a)	39,217	7,717,906
Charter Communications, Inc., Class A(a)	10,372	3,146,346
Danaher Corp.	36,750	9,492,158
Datadog, Inc., Class A(a)	44,733	3,971,396
Dun & Bradstreet Holdings, Inc.	208,706	2,585,867
Ecolab, Inc.	29,799	4,303,572
Equifax, Inc.	183,718	31,494,777
Fidelity National Information Services, Inc.	99,076	7,487,173
IDEXX Laboratories, Inc.(a)	13,278	4,325,972
Illumina, Inc.(a)	61,993	11,827,644
Intuit, Inc.	227,010	87,925,513
Intuitive Surgical, Inc.(a)	54,698	10,252,593
IQVIA Holdings, Inc.(a)	79,669	14,431,243
Lam Research Corp.	4,264	1,560,624
Marriott International, Inc., Class A	60,086	8,420,452
Marvell Technology, Inc.	502,899	21,579,396
Meta Platforms, Inc., Class A(a)	426,609	57,882,309
Microsoft Corp.	101,779	23,704,329
NVIDIA Corp.	53,081	6,443,503
Omnicell, Inc.(a)	70,918	6,171,994
Phathom Pharmaceuticals, Inc.(a)	233,746	2,589,906
Qualtrics International, Inc., Class A(a)	405,573	4,128,733
S&P Global, Inc.	268,901	82,108,920
Splunk, Inc.(a)	109,106	8,204,771
United Parcel Service, Inc., Class B	275,786	44,550,470
Veracyte, Inc.(a)	5,967	99,052
Visa, Inc., Class A	169,330	30,081,474
Walt Disney Co. (The)(a)	35,206	3,320,982
		865,829,009
Total Common Stocks & Other Equity Interests (Cost $810,227,249)		1,556,679,711
Money Market Funds–0.67%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	3,710,943	3,710,943
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	2,651,841	2,652,371
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	4,241,077	4,241,077
Total Money Market Funds (Cost $10,603,859)		10,604,391
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.48% (Cost $820,831,108)		1,567,284,102

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.97%
Invesco Private Government Fund, 3.01%, 10/12/2022(d)(e)(f)	4,248,514	$4,248,514
Invesco Private Prime Fund, 3.11%, 10/12/2022(d)(e)(f)	10,924,749	10,924,749
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,173,263)		15,173,263
TOTAL INVESTMENTS IN SECURITIES—100.45% (Cost $836,004,371)		1,582,457,365
OTHER ASSETS LESS LIABILITIES–(0.45)%		(7,027,796)
NET ASSETS–100.00%		$1,575,429,569
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $10,831,653, which represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,237,805	$69,942,222	$(71,469,084)	$-	$-	$3,710,943	$22,026
Invesco Liquid Assets Portfolio, Institutional Class	4,386,090	49,958,730	(51,693,559)	532	578	2,652,371	21,450
Invesco Treasury Portfolio, Institutional Class	5,986,062	79,933,968	(81,678,953)	-	-	4,241,077	31,413
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,657,073	(1,408,559)	-	-	4,248,514	884*
Invesco Private Prime Fund	-	13,833,378	(2,908,612)	-	(17)	10,924,749	2,311*
Total	$15,609,957	$219,325,371	$(209,158,767)	$532	$561	$25,777,654	$78,084

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$3,737,275	$—	$—	$3,737,275
China	70,422,918	15,043,021	—	85,465,939
Denmark	—	47,634,603	—	47,634,603
France	—	202,812,950	—	202,812,950
Germany	—	21,600,804	—	21,600,804
India	36,920,663	58,561,475	—	95,482,138
Italy	—	7,830,980	—	7,830,980
Japan	—	133,687,520	—	133,687,520
Netherlands	—	14,023,679	—	14,023,679
Spain	—	4,828,216	—	4,828,216
Sweden	—	55,710,965	—	55,710,965
Switzerland	—	12,343,006	—	12,343,006
United Kingdom	5,692,627	—	—	5,692,627
United States	865,829,009	—	—	865,829,009
Money Market Funds	10,604,391	15,173,263	—	25,777,654
Total Investments	$993,206,883	$589,250,482	$—	$1,582,457,365
Invesco V.I. Global Fund